Commitments and Contingencies Company Litigation (Details) - Orbitz $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2013 USD ($)	Apr. 30, 2013 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2015 USD ($) City	Dec. 31, 2014 USD ($) City Rate	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 09, 2013 USD ($)	Oct. 02, 2013 LegalMatter	Dec. 31, 2012 USD ($)
Loss Contingencies [Line Items]
Estimated Litigation Liability, Current				$ 2,700	$ 4,300
Loss Contingency, Range of Possible Loss, Minimum				$ 200
Contract exit costs, total					$ 11,700
Loss Contingency, Number of Cities Who Issued Notifices of Possible State or Local Hotel Occupancy or Related Taxes Owed | City				43	43
Loss Contingency, Number Of Motions For Summary Judgement | LegalMatter									1
Hotel Occupancy Tax Assessments Not Final [Member]
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Minimum				$ 13,600	$ 20
Loss Contingency Range Of Possible Loss High Case					58,800
Loss Contingency, Range of Possible Loss, Maximum				16,900	116,000
Hotel Occupancy Tax, Administratively Final Assessments [Member]
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Minimum				20	200
Loss Contingency Range Of Possible Loss High Case				10,500	3,200
Loss Contingency, Range of Possible Loss, Maximum				5,800	10,800
Estimated Litigation Liability					2,000
San Antonio Hotel Occupancy Tax Case [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss				4,300	4,300
Disctrict of Columbia Hotel Occupancy Tax Case [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss				47,500	3,700
Payments for Legal Settlements			$ 3,800				$ 3,800
Additional Estimated Litigation Liability				900	950
Hawaii Hotel Occupancy Tax Case [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss					14,600	$ 16,900
Loss Contingency Assessments Rejected By Court				26,000
Taxing Authority Assessments Not Final [Member]
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Minimum					20
Loss Contingency Range Of Possible Loss High Case					5,800
Loss Contingency, Range of Possible Loss, Maximum					9,670
Hawaii Rental Car Transactions Tax Case [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss				3,400	3,400			$ 3,400
Hawaii General Excise Tax Case [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss					$ 26,000
Loss Contingency Accrual, Failure to File Penalty Imposed, Percentage, Included in Carrying Value | Rate					25.00%
Payments for Legal Settlements	$ 9,200	$ 16,900		26,000		26,000
Loss Contingency Accrual				$ 58,800	$ 4,200
Trilegiant [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss					3,600
Contract exit costs, total					13,500
Interest Expense, Other					$ 1,800
Loss Contingency, Interest Rate on Judgment					9.00%
Loss Contingency, Damages Sought, Value					$ 3,100
Hawaii Hotel Occupancy Tax Case [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss						$ 14,600	$ 58,800			$ 16,900
Loss Contingency Assessments Rejected By Court					$ 30,000